TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Trade payables	$ 10,035	$ 7,675
Accrued expenses	19,250	25,671
Others	454	688
Trade and other payables	29,739	34,034
Non-current trade and other payables	(140)	(160)
Current trade and other payables	$ 29,599	$ 33,874